NOTES PAYABLE	12 Months Ended
Sep. 30, 2018
NOTES PAYABLE
NOTE 6. NOTES PAYABLE

Per ASC 470-50-40 Debt Modifications and Extinguishment: Derecognition, a difference between the reacquisition price of debt and the net carrying amount of the extinguished debt shall be recognized currently in income of the period of extinguishment as losses or gains and identified as a separate item. Gains or losses shall not be amortized to future periods. Moreover, extinguishment transactions between related entities may be in essence capital transactions. In an early extinguishment of debt through exchange for common or preferred stock, the reacquisition price of the extinguished debt shall be determined by the value of the common or preferred stock issued or the value of the debt - whichever is more clearly evident.

For the Company's situation, since the stock are traded on the OTC market with limited volume, the share price does not represent  the fair value, and as such, the reacquisition price is more reflective of the carrying value of debt. Hence, as the reacquisition price is equal to the carry amount of debt, no gain/loss was recognized.

During the years ended September 30, 2018, 2017, and 2016, the Company issued $344,568, $312,828 and $391,158 of promissory notes respectively. Among all the notes issued during the years ended September 30, 2018, 2017, and 2016, $344,568, $294,928, and $235,730 of promissory notes were issued with detachable warrants. According to ASC 470-20, the proceeds from the issuance of debt with detachable stock warrants were allocated between the debt and warrants based on their relative fair market values. Debt discount would be amortized to interest expense over the term of the notes. The Company recognized debt discount of $159,237, $138,631 and $233,125 respectively and amortized $421,169, $186,280, and $72,138 respectively for the years ended September 30, 2018, 2017, and 2016.

On September 30, 2018, the Company entered into various debt conversion agreements with 9 debt holders. Pursuant to the terms of the debt conversion agreements, the Company issued an aggregate of 13,697,852 shares of common stock in exchange for the cancellation of promissory notes in the amount of $4,109,355 issued to the debt holders. The debt holders agreed that the notes balance, interests owing, and the detachable warrants were all extinguished after the conversion.

The table below shows the total outstanding balance of note payable and total accrued interest as of September 30, 2018 and 2017.

	September 30, 2018	September 30, 2017
Notes Payable	$-	$1,209,445
Accrued Interest	-	712,546
Subtotal	-	1,921,991

Notes Payable – Related Parties	-	325,860
Accrued Interests – Related Parties	-	108,862
Subtotal	-	434,722

Total	$-	$2,356,713